Segmented information - Revenue attributed to geographic location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 3,723,475	$ 4,311,188
Percentage of sales	100.00%	100.00%
China
Disclosure of geographical areas [line items]
Revenue	$ 1,042,723	$ 1,105,610
Percentage of sales	28.00%	26.00%
Europe
Disclosure of geographical areas [line items]
Revenue	$ 722,578	$ 830,507
Percentage of sales	19.00%	19.00%
United States
Disclosure of geographical areas [line items]
Revenue	$ 574,951	$ 657,495
Percentage of sales	15.00%	15.00%
South America
Disclosure of geographical areas [line items]
Revenue	$ 428,617	$ 458,989
Percentage of sales	12.00%	11.00%
South Korea
Disclosure of geographical areas [line items]
Revenue	$ 391,821	$ 542,646
Percentage of sales	11.00%	13.00%
Other Asia
Disclosure of geographical areas [line items]
Revenue	$ 387,373	$ 518,901
Percentage of sales	10.00%	12.00%
Canada
Disclosure of geographical areas [line items]
Revenue	$ 175,412	$ 197,040
Percentage of sales	5.00%	4.00%